Acquisitions (Proforma Consolidated Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Revenues	$ 503,195	$ 325,869	$ 449,527	$ 493,483	$ 486,933	$ 435,510	$ 383,327	$ 442,897	$ 1,772,074	$ 1,748,667	$ 1,557,447
Pro Forma Adjustments Revenues											36,483
Pro Forma Revenues											1,593,930
Net income	153,803	50,522	137,821	93,524	110,262	110,240	102,999	90,065	435,670	413,566	311,580
Pro Forma Adjustments Net income											15,101
Pro Forma Net income											$ 326,681